LONG-TERM DEBT (Tables)	12 Months Ended
Aug. 31, 2021
Disclosure of detailed information about borrowings [abstract]
Disclosure of detailed information about long term debt

	AUGUST 31, 2021	AUGUST 31, 2020
BMO senior secured term loan ("Term Loan") maturing May 31, 2022	$—	$115,000
Atlantic Canada Opportunities Agency ("ACOA") Business Development Program loan maturing September 1, 2024 with a 7 year amortization, bearing interest at an interest rate of 0%	272	311
Vehicle loans - five year term maturing June 17, 2024	58	78
Deferred financing costs, net of loan modification loss on BMO Term Loan	(20)	(123)
	310	115,266
Less: current portion of long-term debt	(80)	(11,595)
Long-term portion	$230	$103,671

Disclosure of detailed information about principal repayments required on long-term debt
Principal repayments required on the Company's remaining long-term debt for the next five years as at August 31, 2021 are as follows:

Less than 1 year	$80
1 to 2 years	80
2 to 3 years	79
3 to 4 years	61
4 to 5 years	30
Thereafter	—
Total	$330